Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2016
Registrant Name	dei_EntityRegistrantName	FIRSTHAND FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000917124
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 28, 2017
Document Effective Date	dei_DocumentEffectiveDate	Apr. 28, 2017
Prospectus Date	rr_ProspectusDate	Apr. 28, 2017
Firsthand Technology Opportunities Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Firsthand Technology Opportunities Fund (TEFQX)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Firsthand Technology Opportunities Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of Firsthand Technology Opportunities Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2018
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover—The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 18% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example—This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest at least 80% of the Fund's assets in high-technology companies. We consider a high-technology company to be one that employs a relatively high degree of engineering and/or scientific intensity to deliver its products or services. We invest the Fund's assets primarily in equity securities of high-technology companies in the industries and markets that we believe hold the most growth potential within the technology sector. Because there are no market capitalization restrictions on the Fund's investments, the Fund may purchase stocks of small-, mid-, and large-cap companies. There is also no percentage limit on the Fund's ability to invest in foreign securities. Due to the Fund's focus on emerging opportunities within the technology sector, its investments tend to include younger companies with market capitalizations in the small- or mid-cap categories.

Our analysis of a potential investment focuses on valuing a company and purchasing securities of that company if we believe its intrinsic value exceeds its current market price. Conversely, we sell securities of a company when its market price exceeds its intrinsic value or when alternative investments present better potential for capital appreciation. When assessing a company's intrinsic value, we consider a number of factors that may influence its earnings potential, including: strength of technology, breadth of product line, barriers to entry (including patents and other intellectual property rights), the competitive environment, product development, marketing acumen, and management strength and vision.

The Fund is non-diversified, which means that it invests in fewer companies than a diversified fund. Although some of the Fund's holdings may produce dividends, interest, or other income, current income is not a consideration when selecting the Fund's investments.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, we invest at least 80% of the Fund's assets in high-technology companies. We consider a high-technology company to be one that employs a relatively high degree of engineering and/or scientific intensity to deliver its products or services.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is subject to the following principal risks.

General Securities Market Risk—Because the return on and value of an investment in the Fund will fluctuate in response to stock market movements, the most significant risk of investing in the Fund is that you may lose money. Stocks and other equity securities are subject to market risks and fluctuations in value due to earnings, economic conditions, and other factors beyond our control. We designed the Fund for long-term investors who can accept the risks of investing in a fund with significant equity holdings in high-technology industries.

Technology Investment Risk—The Fund concentrates its investments in the technology sector, which is a very volatile segment of the market. The nature of technology is that it is rapidly changing. Therefore, products or services that may initially look promising may subsequently fail or become obsolete. In addition, many technology companies are younger, smaller and unseasoned companies that may not have established products, an experienced management team, or earnings history.

Non-Diversification Risk—A risk of being non-diversified is that a significant change in the value of one company will have a greater impact on the Fund than it would if the Fund diversified its investments. You should also be aware that because a non-diversified investment strategy may expose you to greater-than-average financial and market risk, an investment in the Fund is not a balanced investment program.

Small-Cap Companies Risk—The Fund may invest a substantial portion of its assets in small-capitalization companies. Although smaller companies may have potential for rapid growth, they are subject to wider price fluctuations due to factors inherent in their size, such as lack of management experience and financial resources and limited trade volume and frequency. To make a large sale of securities of smaller companies that trade in limited volumes, the Fund may need to sell portfolio holdings at a discount or make a series of small sales over an extended period of time.

Foreign Securities Risk—The Fund may invest in companies that trade on U.S. exchanges as American Depositary Receipts, on foreign exchanges, or on foreign over-the-counter markets. Investments in foreign securities involve greater risks compared to domestic investments. Foreign companies may not be subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than about U.S. companies. Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards. Dividends and interest on foreign securities may be subject to foreign withholding taxes. Such taxes may reduce the net return to the Fund's shareholders. Foreign securities are often denominated in a currency other than the U.S. dollar. Accordingly, the Fund will be subject to the risks associated with fluctuations in currency values, which may decline against the U.S. dollar. The Fund is permitted to hedge that currency risk but it normally does not intend to do so. Although the Fund generally will invest only in foreign securities of issuers that are domiciled in nations considered to have stable and friendly governments, issuers of foreign securities still may be subject to the risk of expropriation, confiscation, taxation, currency blockage, or political or social instability, any of which could negatively affect the Fund.

Emerging Markets Risk—The Fund may also invest a substantial portion of its assets in foreign securities of issuers in countries with emerging securities markets. Investments in such emerging securities markets present greater risks than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging securities markets. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Moreover, many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity and are characterized by significant price volatility and high transaction costs.

Cash Strategy Risk—The Fund may, from time to time, invest a substantial portion of its assets in cash or cash equivalents. If the stock market were to appreciate substantially during the time when the Fund is holding a substantial portion of its assets in cash, the Fund may underperform the market.

Risk Lose Money [Text]	rr_RiskLoseMoney	Because the return on and value of an investment in the Fund will fluctuate in response to stock market movements, the most significant risk of investing in the Fund is that you may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk—A risk of being non-diversified is that a significant change in the value of one company will have a greater impact on the Fund than it would if the Fund diversified its investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows the changes in the performance of the Fund from year to year over a period of 10 years. The performance table shows how the average annual total returns of the Fund, over certain periods of time, compare to those of a broad-based market index (the Standard & Poor's 500 Index) and a technology sector-heavy index (the NASDAQ Composite Index). Though not explicitly a technology sector index, the NASDAQ Composite Index was selected for comparison because it is widely recognized as a technology sector benchmark, given the concentration of technology companies in the index. The Fund's past performance (before and after taxes) is no guarantee of how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows the changes in the performance of the Fund from year to year over a period of 10 years.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is no guarantee of how it will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	3rd Quarter, 2013	24.05%
Worst Quarter:	4th Quarter, 2008	(20.65%)

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.65%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account (IRA).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account (IRA).

Firsthand Technology Opportunities Fund | Firsthand Technology Opportunities Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TEFQX
Shareholder Fees (fees paid directly from your investment):	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	1.40%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.86%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.85%	[1]
One Year	rr_ExpenseExampleYear01	$ 188
Three Years	rr_ExpenseExampleYear03	584
Five Years	rr_ExpenseExampleYear05	1,005
Ten Years	rr_ExpenseExampleYear10	$ 2,179
Annual Return 2007	rr_AnnualReturn2007	15.31%
Annual Return 2008	rr_AnnualReturn2008	(42.40%)
Annual Return 2009	rr_AnnualReturn2009	73.98%
Annual Return 2010	rr_AnnualReturn2010	29.27%
Annual Return 2011	rr_AnnualReturn2011	(10.74%)
Annual Return 2012	rr_AnnualReturn2012	16.67%
Annual Return 2013	rr_AnnualReturn2013	31.80%
Annual Return 2014	rr_AnnualReturn2014	9.29%
Annual Return 2015	rr_AnnualReturn2015	4.28%
Annual Return 2016	rr_AnnualReturn2016	5.99%
1 Year	rr_AverageAnnualReturnYear01	5.99%
5 Years	rr_AverageAnnualReturnYear05	13.18%
10 Years	rr_AverageAnnualReturnYear10	9.49%
Firsthand Technology Opportunities Fund | After Taxes on Distributions | Firsthand Technology Opportunities Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.51%
5 Years	rr_AverageAnnualReturnYear05	10.91%
10 Years	rr_AverageAnnualReturnYear10	8.39%
Firsthand Technology Opportunities Fund | After Taxes on Distributions and Sales | Firsthand Technology Opportunities Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.90%
5 Years	rr_AverageAnnualReturnYear05	10.44%
10 Years	rr_AverageAnnualReturnYear10	7.76%
Firsthand Technology Opportunities Fund | Standard & Poor’s 500 Index
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.95%	[2]
5 Years	rr_AverageAnnualReturnYear05	14.62%	[2]
10 Years	rr_AverageAnnualReturnYear10	6.93%	[2]
Firsthand Technology Opportunities Fund | NASDAQ Composite Index
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.97%	[2]
5 Years	rr_AverageAnnualReturnYear05	17.17%	[2]
10 Years	rr_AverageAnnualReturnYear10	9.59%	[2]
Firsthand Alternative Energy Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Firsthand Alternative Energy Fund (ALTEX)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Firsthand Alternative Energy Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of Firsthand Alternative Energy Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2018
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover—The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example—This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest at least 80% of the Fund's assets in alternative energy and alternative energy technology companies, both U.S. and international. Alternative energy currently includes energy generated through solar, hydrogen, wind, geothermal, hydroelectric, tidal, biofuel, and biomass. Alternative energy technologies currently include, but are not limited to, technologies that enable energies to be tapped, stored, or transported, such as fuel cells; services or technologies that conserve or enable more efficient utilization of energy; and technologies that help minimize harmful emissions from existing energy sources, such as helping reduce carbon emissions. Because there are no market capitalization restrictions on the Fund's investments, the Fund may purchase stocks of any capitalization, including, but not limited to, large-cap, mid-cap or small-cap stocks. There is also no percentage limit on the Fund's ability to invest in foreign and emerging markets securities. The Fund's international stock investments may include stocks of companies based in or doing substantial business in both developed markets and emerging markets. The Fund may also from time to time, as part of its principal investment strategies, invest a substantial portion of its assets in cash or cash equivalents.

Our analysis of a potential investment focuses on valuing a company and purchasing securities of that company if we believe its intrinsic value exceeds its current market price. Conversely, we sell securities of a company when its market price exceeds its intrinsic value or when alternative investments present better potential for capital appreciation. When assessing a company's intrinsic value, we consider a number of factors that may influence its earnings potential, including: strength of technology, breadth of product line, barriers to entry (including patents and other intellectual property rights), the competitive environment, product development, marketing acumen, and management strength and vision.

The Fund is non-diversified, which means that it invests in fewer companies than a diversified fund. In addition, the Fund has a policy of concentrating its investments in alternative energy and clean technology industries. Although some of the Fund's holdings may produce dividends, interest, or other income, current income is not a consideration when selecting the Fund's investments.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, we invest at least 80% of the Fund's assets in alternative energy and alternative energy technology companies, both U.S. and international.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is subject to the following principal risks.

General Securities Market Risk—Because the return on and value of an investment in the Fund will fluctuate in response to stock market movements, the most significant risk of investing in the Fund is that you may lose money. Stocks and other equity securities are subject to market risks and fluctuations in value due to earnings, economic conditions, and other factors beyond our control. We designed the Fund for long-term investors who can accept the risks of investing in a fund with significant equity holdings in alternative energy and clean technology industries.

Alternative Energy Industries Concentration Risk—The alternative energy and clean technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions. Further, these industries can be significantly affected by intense competition and legislation resulting in more strict government regulations and enforcement policies. They can also be significantly affected by fluctuations in energy prices and the change in alternative energy needs, energy conservation efforts, the success of exploration projects, tax incentives, subsidies and other government regulations, as well as world events and economic conditions.

Non-Diversification Risk—A risk of being non-diversified is that a significant change in the value of one company will have a greater impact on the Fund than it would if the Fund diversified its investments. You should also be aware that because a non-diversified investment strategy may expose you to greater-than-average financial and market risk, an investment in the Fund is not a balanced investment program.

Small-Cap Companies Risk—The Fund may invest a substantial portion of its assets in small-capitalization companies. Although smaller companies may have potential for rapid growth, they are subject to wider price fluctuations due to factors inherent in their size, such as lack of management experience and financial resources and limited trade volume and frequency. To make a large sale of securities of smaller companies that trade in limited volumes, the Fund may need to sell portfolio holdings at a discount or make a series of smaller sales over an extended period of time.

Foreign Securities Risk—The Fund may invest in companies that trade on U.S. exchanges as American Depositary Receipts, on foreign exchanges, or on foreign over-the-counter markets. Investments in foreign securities involve greater risks compared to domestic investments. Foreign companies may not be subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than about U.S. companies. Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards. Dividends and interest on foreign securities may be subject to foreign withholding taxes. Such taxes may reduce the net return to the Fund's shareholders. Foreign securities are often denominated in a currency other than the U.S. dollar. Accordingly, the Fund will be subject to the risks associated with fluctuations in currency values, which may decline against the U.S. dollar. The Fund is permitted to hedge that currency risk, but it normally does not intend to do so. Although the Fund generally will invest only in foreign securities of issuers that are domiciled in nations considered to have stable and friendly governments, issuers of foreign securities still may be subject to the risk of expropriation, confiscation, taxation, currency blockage, or political or social instability, any of which could negatively affect the Fund.

Emerging Markets Risk—The Fund may also invest a substantial portion of its assets in foreign securities of issuers in countries with emerging securities markets. Investments in such emerging securities markets present greater risks than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging securities markets. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Moreover, many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity and are characterized by significant price volatility and high transaction costs.

Cash Strategy Risk—The Fund may, from time to time, invest a substantial portion of its assets in cash or cash equivalents. If the stock market were to appreciate substantially during the time when the Fund is holding a substantial portion of its assets in cash, the Fund may underperform the market.

Risk Lose Money [Text]	rr_RiskLoseMoney	Because the return on and value of an investment in the Fund will fluctuate in response to stock market movements, the most significant risk of investing in the Fund is that you may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk—A risk of being non-diversified is that a significant change in the value of one company will have a greater impact on the Fund than it would if the Fund diversified its investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows the changes in the performance of the Fund from year to year over the life of the Fund. The performance table shows how the average annual total returns of the Fund, over certain periods of time, compare to those of a broad-based market index (the Standard & Poor's 500 Index), as well as a technology sector-heavy index (the NASDAQ Composite Index) and an alternative energy sector-focused index (the WilderHill Clean Energy Index). Though not explicitly a technology sector index, the NASDAQ Composite Index was selected for comparison because it is widely recognized as a technology sector benchmark, given the concentration of technology companies in the index. The WilderHill Clean Energy Index was selected for comparison because it is an index of companies involved in clean energy (e.g., solar, wind, geothermal) and energy conservation. The Fund's past performance (before and after taxes) is no guarantee of how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows the changes in the performance of the Fund from year to year over the life of the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is no guarantee of how it will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	2nd Quarter, 2013	28.64%
Worst Quarter:	3rd Quarter, 2011	(37.36%)

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(37.36%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account (IRA).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account (IRA).

Firsthand Alternative Energy Fund | Firsthand Alternative Energy Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALTEX
Shareholder Fees (fees paid directly from your investment):	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	1.53%
Other Expenses	rr_OtherExpensesOverAssets	0.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.14%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.98%	[3]
One Year	rr_ExpenseExampleYear01	$ 201
Three Years	rr_ExpenseExampleYear03	655
Five Years	rr_ExpenseExampleYear05	1,135
Ten Years	rr_ExpenseExampleYear10	$ 2,460
Annual Return 2008	rr_AnnualReturn2008	(47.84%)
Annual Return 2009	rr_AnnualReturn2009	41.02%
Annual Return 2010	rr_AnnualReturn2010	(9.24%)
Annual Return 2011	rr_AnnualReturn2011	(39.89%)
Annual Return 2012	rr_AnnualReturn2012	(23.57%)
Annual Return 2013	rr_AnnualReturn2013	93.71%
Annual Return 2014	rr_AnnualReturn2014	(0.15%)
Annual Return 2015	rr_AnnualReturn2015	(9.75%)
Annual Return 2016	rr_AnnualReturn2016	(9.26%)
1 Year	rr_AverageAnnualReturnYear01	(9.26%)
5 Years	rr_AverageAnnualReturnYear05	3.90%
Since Inception	rr_AverageAnnualReturnSinceInception	(6.70%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 29, 2007
Firsthand Alternative Energy Fund | After Taxes on Distributions | Firsthand Alternative Energy Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.26%)
5 Years	rr_AverageAnnualReturnYear05	3.90%
Since Inception	rr_AverageAnnualReturnSinceInception	(6.70%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 29, 2007
Firsthand Alternative Energy Fund | After Taxes on Distributions and Sales | Firsthand Alternative Energy Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.24%)
5 Years	rr_AverageAnnualReturnYear05	3.02%
Since Inception	rr_AverageAnnualReturnSinceInception	(4.73%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 29, 2007
Firsthand Alternative Energy Fund | Standard & Poor’s 500 Index
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.95%	[2]
5 Years	rr_AverageAnnualReturnYear05	14.62%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	6.44%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 29, 2007	[2]
Firsthand Alternative Energy Fund | NASDAQ Composite Index
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.97%	[2]
5 Years	rr_AverageAnnualReturnYear05	17.17%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	8.60%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 29, 2007	[2]
Firsthand Alternative Energy Fund | WilderHill Clean Energy Index
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(22.12%)	[2]
5 Years	rr_AverageAnnualReturnYear05	(5.34%)	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(18.52%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 29, 2007	[2]

[1]	Firsthand Capital Management, Inc. (the "Adviser"), the adviser to Firsthand Technology Opportunities Fund, has contractually agreed, through April 30, 2018, to reduce its fees and/or make expense reimbursements so that the Fund's total annual operating expenses (net of Rule 12b-1 and shareholder servicing fees, if any) are limited to 1.85% of the Fund's average daily net assets up to $200 million, 1.80% of such assets from $200 million to $500 million, 1.75% of such assets from $500 million to $1 billion, and 1.70% of such assets in excess of $1 billion. This agreement shall terminate automatically in the event of its assignment by the Adviser and shall not be assignable by Firsthand Funds (the "Trust") without the consent of the Adviser. This agreement may also be terminated at any time by the Board of Trustees of the Trust, or by a vote of a majority of the Fund's outstanding voting securities on behalf of the Fund, or by the Adviser, on sixty (60) days' written notice addressed to the other party at its principal place of business. The Adviser has waived its right to receive reimbursement of the portion of its advisory fees waived pursuant to this agreement.
[2]	Does not reflect deduction of fees, expenses, or taxes.
[3]	Firsthand Capital Management, Inc. (the "Adviser"), the adviser to Firsthand Alternative Energy Fund, has contractually agreed, through April 30, 2018, to reduce its fees and/or make expense reimbursements so that the Fund's total annual operating expenses (net of Rule 12b-1 and shareholder servicing fees, if any) are limited to 1.98% of the Fund's average daily net assets up to $200 million, 1.93% of such assets from $200 million to $500 million, 1.88% of such assets from $500 million to $1 billion, and 1.83% of such assets in excess of $1 billion. This agreement shall terminate automatically in the event of its assignment by the Adviser and shall not be assignable by Firsthand Funds (the "Trust") without the consent of the Adviser. This agreement may also be terminated at any time by the Board of Trustees of the Trust, or by a vote of a majority of the Fund's outstanding voting securities on behalf of the Fund, or by the Adviser, on sixty (60) days' written notice addressed to the other party at its principal place of business. The Adviser has waived its right to receive reimbursement of the portion of its advisory fees waived pursuant to this agreement.